                             -----------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                             -----------------------


2ND QUARTER REPORT
June 30, 1999

To Our Shareholders:                                             August 19, 1999

SECOND QUARTER RESULTS

The Balanced Fund's investment performance improved significantly in the second quarter of 1999 in response to a relatively strong stock market which more than offset the adverse effects of continuing weakness in the bond market. Most importantly, the stock market strength was fairly broad-based with all sectors (large, midcap and small) participating. Based on a June 30, 1999 net asset value of $52.78 per share, the Fund produced a total investment return of 6.8% during the quarter after adjustment for the reinvestment of cash dividends. This compares to other benchmark returns of 7.0% for the Standard & Poor's 500 Stock Index, 12.5% for the Dow Jones Industrial Average and a negative 1.1% for the Lehman Bros. Gov't/Corp. Bond Index. For the first six months, the Fund returned a slightly lower 6.7% against comparable returns of 12.3% for the Standard & Poor's 500 Stock Index, 20.4% for the Dow Jones Industrial Average and -2.3% for the Lehman Bros. Gov't/Corp. Bond Index. Among other similar funds, the Fund ranked 86th within a CDA/Wiesenberger universe of 364 comparable domestic balanced funds during the first half.

As expected, U. S. economic growth, as measured by Gross Domestic Product, slowed to a more manageable 2.3% (preliminary basis) annual rate from the unsustainably high 4.3% rate in the first quarter. Consumer spending continued to lead the way as a result of strong employment gains, a low unemployment rate and a high level of consumer confidence. Although inflation remains very much under control as indicated by only very modest increases to date in the Consumer Price Index, recent unit labor cost increases and slowing productivity gains give some cause for future concern. This has in turn resulted in the Federal Reserve nudging up interest rates one-quarter percentage point on June 30th with the likelihood of additional future increases should inflationary pressures continue to grow. Early indications are that corporate profits increased at an exceptional 10%+ rate during the second quarter as a result of steady demand growth and the benefits of cost reduction initiatives.

Reflecting the overall strength in corporate profits, the stock market performed exceptionally well during the second quarter. Industry groups that performed best seemed to be those more sensitive to the economy and also those which had lagged the market during recent periods. Such groups included basic industries (chemicals, forest products and metals), energy and technology (communication equipment, computers and electrical equipment). The poorest performing groups included consumer cyclicals (autos and housing), consumer staples (cosmetics and household products), health care (drugs and hospital supplies) and financials (banks). Individual stocks doing the best included Honeywell (+52.8%), Deluxe (+33.7%), Graco (+33.1%) and Ingersoll-Rand (+30.2%) while Pfizer (-20.9%), Delta Air Lines (-17.1%) and American Home Products (-11.9%) did the worst.

FUTURE OUTLOOK

The outlook for the U. S. economy remains favorable considering the likelihood of continuing strength in consumer spending fueled by strong employment trends and higher wages. While growing wage pressures need to be carefully watched, it continues to be our view that companies will have difficulty passing along cost increases in the form of higher prices because of an increasingly competitive global market place. Consequently, the rate of inflation is expected to pick-up only modestly to around 3% over the coming year even if the economy continues to grow at an above average rate of 3% or more. If this forecast is correct, the recent rise in long-term interest rates (up more than 100 basis points since the beginning of the year) may prove to be an overreaction to the threat of higher inflation. Another one quarter point tightening by the Federal Reserve also seems to be already discounted by the market and should not reduce the possibility of lower long term interest rates in the months to come. Corporate profits seem likely to continue growing at around a "double digit" rate over the near term reflecting steady demand growth and continuing productivity gains.

The outlook for the stock market still seems to be basically positive given a fairly strong outlook for corporate profits and our forecast for stable to slightly lower long-term interest rates over the near term. However, it is also important to recognize that the risks of a major market correction have also increased with the recent rise in interest rates in the face of historically high valuation levels. Small and mid-cap stocks are expected to continue performing well against large capitalization issues in light of significant valuation discounts, and in many cases faster earnings growth, although some of the valuation disparity has narrowed in recent months.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                                            JUNE 30, 1999
-------------------------------------------------------------------------------------------------
      FACE                                                                             MARKET
     AMOUNT                               SECURITY DESCRIPTION                          VALUE
-------------   ----------------------------------------------------------------   ------------
FIXED INCOME SECURITIES

                U.S.TREASURY & FEDERAL AGENCY OBLIGATIONS  20.5%
   $ 200,000    U.S. Treasury Notes                       7.125%      09/30/99         $201,125
     260,000    Federal Farm Credit Bank                   6.30%      06/09/03          256,023
     250,000    Federal Home Loan Bank                    6.455%      02/22/02          250,661
     250,000    Federal Home Loan Bank                     6.55%      11/12/02          250,098
     250,000    Federal Home Loan Bank                     6.30%      05/19/03          248,647
     250,000    Federal Home Loan Bank                     7.42%      07/08/03          250,088
     250,000    Federal Home Loan Bank                    7.012%      07/14/04          250,034
     250,000    Federal Home Loan Bank                     7.00%      07/14/05          250,527
     250,000    Federal Home Loan Bank                     7.00%      08/15/07          248,423
     250,000    Federal Home Loan Bank                    7.075%      07/25/12          246,803
     250,000    Federal Home Loan Bank                     6.50%      09/18/13          236,534
     250,000    Federal Home Loan Bank                     6.41%      02/11/14          234,656
     250,000    Federal Home Loan Mortgage Corporation     6.00%      12/01/05          242,784
     250,000    Federal Home Loan Mortgage Corporation     6.33%      04/24/06          245,010
     250,000    Federal Home Loan Mortgage Corporation     6.41%      01/20/09          241,040
     250,000    Federal Home Loan Mortgage Corporation     6.25%      01/21/09          239,316
     250,000    Federal Home Loan Mortgage Corporation     6.45%      04/29/09          242,083
     250,000    Federal Home Loan Mortgage Corporation     6.60%      11/19/13          237,735
     250,000    Federal National Mortgage Association      7.23%      05/17/04          249,927
     500,000    Federal National Mortgage Association      6.45%      04/04/05          488,611
     250,000    Federal National Mortgage Association      6.26%      08/03/05          242,066
     250,000    Federal National Mortgage Association      7.50%      02/02/07          248,006
     250,000    Federal National Mortgage Association      7.68%      04/24/07          249,977
     250,000    Federal National Mortgage Association      7.43%      06/13/07          248,426
     250,000    Federal National Mortgage Association      6.41%      01/16/08          240,390
     250,000    Federal National Mortgage Association      6.52%      03/05/08          241,070
     250,000    Federal National Mortgage Association      6.56%      04/23/08          241,797
     250,000    Federal National Mortgage Association      6.58%      06/16/08          240,496
     250,000    Federal National Mortgage Association      6.11%      01/15/09          236,091
     250,000    Federal National Mortgage Association      6.18%      02/19/09          236,839
     250,000    Federal National Mortgage Association      6.49%      03/18/09          240,653
     250,000    Federal National Mortgage Association      7.15%      06/11/09          246,994
     250,000    Federal National Mortgage Association      7.15%      11/03/10          244,044
     250,000    Federal National Mortgage Association      6.37%      02/25/14          234,049
                                                                                     ----------
                                                                                      8,501,023
                                                                                     ----------
                OTHER NON-CONVERTIBLE BONDS  7.7%
     300,000    Bankers Trust NY Corp.                     7.125%     07/31/02          301,419
     250,000    Household Finance Corp.                    7.00%      02/15/03          252,634
     265,000    J.C. Penney & Co.                          6.00%      05/01/06          245,765
     250,000    Bankers Trust NY Corp.                     6.70%      10/01/07          238,875
     250,000    Merrill Lynch and Co., Inc.                7.00%      04/27/08          248,326
     250,000    General Foods Corporation                  7.00%      06/15/11          239,433
     200,000    Ford Motor Company Debentures              9.50%      09/15/11          239,342
     250,000    Goldman Sachs & Company                    8.00%      03/01/13          260,877
     250,000    Allstate Corp.                             7.50%      06/15/13          257,879
     250,000    CNA Financial Corp.                        6.95%      01/15/18          229,717
     250,000    Lincoln National Corp.                     7.00%      03/15/18          239,188
     250,000    Provident Companies                        7.00%      07/15/18          239,545
     250,000    South Jersey Gas Co.                       7.125%     10/22/18          224,594
                                                                                     ----------
                                                                                      3,217,594
                                                                                     ----------
                CONVERTIBLE BONDS  1.4%
     150,000    Cray Research, Inc.                       6.125%      02/01/11          108,750
     238,000    Kerr McGee Corp.                           7.50%      05/15/14          238,000
     250,000    Noram Energy                               6.00%      03/15/12          231,250
                                                                                     ----------
                                                                                      $ 578,000
                                                                                     ----------

SCHEDULE OF INVESTMENTS (CONTINUED)                                                JUNE 30, 1999
-------------------------------------------------------------------------------------------------
      FACE                                                                             MARKET
     AMOUNT                               SECURITY DESCRIPTION                          VALUE
-------------   ----------------------------------------------------------------   ------------
FIXED INCOME SECURITIES (CONTINUED)

                NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK  1.2%
       6,000    Barclays Bank PLC, Series E                  $ 2.00                   $ 151,125
       2,500    J. P. Morgan & Co., Series A., Adj Rate Pf   $ 5.00                     217,500
       2,000    St. Paul Capital Pf                          $ 3.00                     117,500
                                                                                    -----------
                                                                                        486,125
                                                                                    -----------
                TOTAL FIXED INCOME SECURITIES  30.8%                                $12,782,742
                                                                                    -----------

COMMON STOCKS

   NUMBER OF                                                                           MARKET
    SHARES                                    SECURITY DESCRIPTION                      VALUE
-------------   ----------------------------------------------------------------   ------------
                 BASIC INDUSTRIES  8.6%
       11,000    Bemis Company, Inc.                                                  $ 437,250
        5,000    Cooper Industries, Inc.                                                260,000
        6,000    Delta Air Lines, Inc.                                                  345,750
       25,000    Graco Inc.                                                             734,375
       10,000    Ingersoll-Rand Company                                                 646,250
       10,000    Pentair, Inc.                                                          457,500
       10,000    Weyerhaeuser Company                                                   687,500
                                                                                    -----------
                                                                                      3,568,625
                                                                                    -----------
                 CONSUMER  8.6%
        9,000    American Greetings Class A                                             271,125
        6,000    Briggs & Stratton Corporation                                          346,500
        8,000    Deluxe Corp.                                                           311,500
        4,000    Eastman Kodak Company                                                  271,000
        3,000    General Mills, Inc.                                                    241,125
        5,000    Genuine Parts Company                                                  175,000
        6,000    Hershey Foods Corporation                                              356,250
       15,000    Hormel (Geo. A.) & Company                                             603,750
       10,000    Jostens, Inc.                                                          210,625
       10,000    Kimberly Clark                                                         570,000
       20,000    Sturm, Ruger & Co., Inc.                                               213,750
                                                                                    -----------
                                                                                      3,570,625
                                                                                    -----------
                 ENERGY  6.4%
        5,293    BP Amoco PLC ADR                                                       574,291
        8,000    Burlington Resources Inc.                                              346,000
        4,000    Exxon Corporation                                                      308,500
        5,000    Mobil Corporation                                                      495,000
        6,000    Murphy Oil Corporation                                                 292,875
       10,000    Schlumberger, Limited                                                  636,875
                                                                                    -----------
                                                                                    $ 2,653,541
                                                                                    -----------


SCHEDULE OF INVESTMENTS (CONTINUED)                                                JUNE 30, 1999
-------------------------------------------------------------------------------------------------
   NUMBER OF                                                                           MARKET
    SHARES                                    SECURITY DESCRIPTION                      VALUE
-------------   ----------------------------------------------------------------   ------------
COMMON STOCKS (CONTINUED)

                 FINANCIAL  19.1%
        5,000    American Express Company                                              $650,625
        8,000    BankAmerica Corporation                                                586,500
       25,000    Community First Bankshares, Inc.                                       596,875
       22,800    Firstar Corp.                                                          638,400
        5,062    Jefferson-Pilot Corp.                                                  335,041
       15,000    Merrill Lynch & Co., Inc.                                            1,199,062
        5,000    J. P. Morgan & Co., Inc.                                               702,500
       16,000    ReliaStar Financial Corp.                                              700,000
       10,000    St. Paul Companies                                                     318,125
       15,000    U.S. Bancorp                                                           510,000
       40,000    Wells Fargo & Company                                                1,710,000
                                                                                    -----------
                                                                                      7,947,128
                                                                                    -----------
                 HEALTH CARE  9.2%
       13,000    American Home Products Corporation                                     747,500
        5,000    Baxter International Inc.                                              303,125
       16,000    Bristol-Myers Squibb Company                                         1,127,000
       15,000    Pfizer Inc.                                                          1,646,250
                                                                                    -----------
                                                                                      3,823,875
                                                                                    -----------
                 TECHNOLOGY  12.7%
       15,000    Corning Inc.                                                         1,051,875
        9,000    Emerson Electric Co.                                                   565,875
        8,000    Honeywell Inc.                                                         927,000
        8,000    International Business Machines Corporation                          1,034,000
       35,000    MTS Systems Corporation                                                426,562
        7,000    Minnesota Mining & Manufacturing Company                               608,563
       20,000    National Computer Systems, Inc.                                        675,000
                                                                                    -----------
                                                                                      5,288,875
                                                                                    -----------
                 UTILITIES  2.6%
        6,000    American Water Works Company, Inc.                                     184,500
        7,000    GTE Corporation                                                        530,250
        6,000    U S West Inc.                                                          352,500
                                                                                    -----------
                                                                                      1,067,250
                                                                                    -----------
                 TOTAL COMMON STOCK  67.2%                                           27,919,919

                 TOTAL INVESTMENTS  98.0%                                            40,702,661
                                                                                    -----------
                 OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%                            855,087

                 NET ASSETS  100%                                                   $41,557,748
                                                                                    -----------
                                                                                    -----------

STATEMENT OF NET ASSETS                                                                           AT JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments as annexed, at market value (cost $14,099,327).......................................    $  32,201,640
US Governments (cost $8,692,924).................................................................        8,501,021
Cash.............................................................................................          610,919
Dividends and interest receivable................................................................          265,231
Receivables for securities sold, not yet delivered...............................................                0
Prepaid expense..................................................................................            2,344
                                                                                                    --------------
                                                                                                        41,581,155
LIABILITIES
Accrued management fee.................................................      $  20,503
Accrued custodian and transfer agent fee...............................          2,904
Payable for securities purchased, not yet received.....................              0                      23,407
                                                                         -------------              --------------
NET ASSETS
Equivalent to $52.78 per share on 787,389 shares outstanding.....................................    $  41,557,748
                                                                                                    --------------
                                                                                                    --------------

STATEMENT OF CHANGES IN NET ASSETS                                         FOR THE SIX MONTHS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------
NET ASSETS, December 31, 1998....................................................................    $  38,355,609
Net investment income, per statement below.............................    $   523,353
Distribution to Shareholders...........................................      (471,519)                      51,834
                                                                         -------------
Fund shares issued and repurchased:
   Received for 60,095 shares issued...................................      3,019,245
   Paid for 39,126 shares repurchased..................................    (1,990,622)                   1,028,623
                                                                         -------------
Increase in unrealized net appreciation (depreciation) of investments............................        1,547,909
Net gain (or loss) realized from sales of securities.............................................          573,773
Distribution from net realized gain..............................................................                0
                                                                                                    --------------
NET ASSETS, June 30, 1999........................................................................    $  41,557,748
                                                                                                    --------------
                                                                                                    --------------

STATEMENT OF NET INVESTMENT INCOME                                         FOR THE SIX MONTHS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................................................................       $  262,536
Interest.........................................................................................          432,916
                                                                                                    --------------
                                                                                                           695,452

EXPENSES
Management fee (Note A)................................................     $  119,612
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A).................................         17,525
Legal and auditing fees and expenses...................................         10,464
Insurance..............................................................            744
Other Fees and Expenses................................................         23,754                     172,099
                                                                         -------------              --------------
NET INVESTMENT INCOME............................................................................       $  523,353
                                                                                                    --------------
                                                                                                    --------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $1,200 compensation for meetings attended during this six month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 1999 aggregated $3,778,669 and $2,406,413 respectively.

                       ----------------------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                       ----------------------------------
                                 A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
                                  651-222-8478
                      Shareholder Information: 800-304-7404

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                                  PER SHARE
                                                               ---------------------------------------------
                                                                               DISTRIBUTIONS       DIVIDENDS
                                                                                OF REALIZED        FROM NET
                              SHARES            TOTAL NET       NET ASSET        SECURITIES       INVESTMENT
           DATES           OUTSTANDING            ASSETS          VALUE            GAINS            INCOME
       -------------       -----------          ---------       ---------      -------------      ----------
       Dec. 31, 1979           113,790         $ 1,644,853       $ 14.46           $ 0.30           $ 1.10
       Dec. 31, 1980           129,196           1,969,896         15.25             0.21             1.25
       Dec. 31, 1981           132,236           1,928,460         14.59              -               1.21
       Dec. 31, 1982           135,050           2,274,421         16.84             0.33             1.25
       Dec. 31, 1983           155,828           2,907,432         18.66              -               1.28
       Dec. 31, 1984           155,810           2,729,570         17.52             0.45             1.28
       Dec. 31, 1985           183,348           3,837,245         20.93             0.35             1.13
       Dec. 31, 1986           253,724           5,395,111         21.27             1.87             0.98
       Dec. 31, 1987           295,434           5,772,298         19.54             1.09             1.06
       Dec. 31, 1988           317,426           6,569,555         20.70             0.42             1.12
       Dec. 31, 1989           344,486           7,886,058         22.89             0.33             1.08
       Dec. 31, 1990           366,158           8,075,488         22.06             0.07             1.07
       Dec. 31, 1991           400,276          10,676,264         26.67              -               1.00
       Dec. 31, 1992           428,672          11,535,822         26.91             0.30             1.00
       Dec. 31, 1993           476,860          13,441,576         28.19             0.63             0.99
       Dec. 31, 1994           494,968          12,972,976         26.21             0.37             1.03
       Dec. 31, 1995           519,272          16,978,753         32.70             0.28             1.02
       Dec. 31, 1996           558,234          20,565,014         36.84             0.54             1.10
       Dec. 31, 1997           632,540          28,789,593         45.52             0.35             1.19
       Dec. 31, 1998           766,420          38,355,609         50.05             0.60             1.24
       Jun. 30, 1999           787,389          41,557,748         52.78              -               0.60

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED JUNE 30, 1999) ARE
                                  AS FOLLOWS:

1 YEAR: +11.7%                5 YEARS: +19.2%                   10 YEARS: +14.1%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                         LESS THAN THEIR ORIGINAL COST.
--------------------------------------------------------------------------------

                                           OFFICERS AND DIRECTORS

----------------------------------------------------------------------------------------------------------
    William B. Frels           George A. Mairs, III               Peter G. Robb           Lisa J. Hartzell
 President and Director       Secretary and Director       Vice-President and Director        Treasurer

    Charlton Dietz                            Donald E. Garretson                       J. Thomas Simonet
       Director                                     Director                                 Director

                                 MAIRS AND POWER
                               BALANCED FUND, INC.